UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Financial	29.02%
Industrial	19.48
Consumer, Non-cyclical	16.24
Consumer, Cyclical	11.95
Utilities	5.58
Communications	5.33
Basic Materials	5.01
Technology	3.96
Energy	3.13
Short Term Investments	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,075.80	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
Investor Class
Actual	$1,000.00	$1,075.20	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.76
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.00%
154,412	Axalta Coating Systems Ltd(a)	$ 5,066,258
231,561	Element Solutions Inc	4,445,971
69,086	Huntsman Corp	1,866,704
16,072	International Flavors & Fragrances Inc	1,279,170
116,162	Mosaic Co	4,065,670
1,086	NewMarket Corp	436,702
59,520	RPM International Inc	5,340,730
16,957	Sherwin-Williams Co	4,502,423
		27,003,628
Communications — 5.32%
20,102	Arista Networks Inc(a)	3,257,730
74,313	Chewy Inc Class A(a)	2,933,134
12,597	eBay Inc	562,960
4,038	Motorola Solutions Inc	1,184,265
216,015	News Corp Class A	4,212,293
51,567	Okta Inc(a)	3,576,171
2,035	Palo Alto Networks Inc(a)	519,963
259,605	Robinhood Markets Inc Class A(a)	2,590,858
38,715	Roku Inc(a)	2,476,211
31,181	Trade Desk Inc Class A(a)	2,407,797
191,818	TripAdvisor Inc(a)	3,163,079
8,152	VeriSign Inc(a)	1,842,107
		28,726,568
Consumer, Cyclical — 11.93%
19,379	Allison Transmission Holdings Inc	1,094,138
14,079	AMC Entertainment Holdings Inc Class A(a)(b)	61,948
15,644	AutoNation Inc(a)	2,575,159
8,976	Boyd Gaming Corp	622,665
46,304	Capri Holdings Ltd(a)	1,661,851
65,637	CarMax Inc(a)	5,493,817
10,167	Dick's Sporting Goods Inc	1,343,976
408	Five Below Inc(a)	80,188
17,521	GameStop Corp Class A(a)(b)	424,884
121,242	General Motors Co	4,675,091
10,142	Hasbro Inc	656,897
2,274	Hilton Worldwide Holdings Inc	330,981
36,711	Lear Corp	5,269,864
55,943	Lennar Corp Class A	7,010,217
95,362	LKQ Corp	5,556,744
50,870	Mattel Inc(a)	994,000
172,293	Norwegian Cruise Line Holdings Ltd(a)	3,750,819
52,557	PACCAR Inc	4,396,393
21,795	Penske Automotive Group Inc	3,631,701
21,948	Royal Caribbean Cruises Ltd(a)	2,276,885
2,552	SiteOne Landscape Supply Inc(a)	427,103
84,214	Skechers USA Inc Class A(a)	4,434,709
28,788	Thor Industries Inc	2,979,558
69,967	Under Armour Inc Class A(a)	505,162
Shares		Fair Value
Consumer, Cyclical — (continued)
76,719	United Airlines Holdings Inc(a)	$ 4,209,571
		64,464,321
Consumer, Non-Cyclical — 16.21%
55,107	Affirm Holdings Inc(a)	844,790
16,799	Albertsons Cos Inc Class A	366,554
1,897	Avis Budget Group Inc(a)	433,787
2,761	Biogen Inc(a)	786,471
52,254	BioMarin Pharmaceutical Inc(a)	4,529,377
8,349	Bio-Rad Laboratories Inc Class A(a)	3,165,273
31,616	Block Inc(a)	2,104,677
15,389	Boston Scientific Corp(a)	832,391
18,993	Bright Horizons Family Solutions Inc(a)	1,755,903
47,169	Centene Corp(a)	3,181,549
8,989	Cintas Corp	4,468,252
41,273	Conagra Brands Inc	1,391,726
19,630	CoStar Group Inc(a)	1,747,070
33,056	Driven Brands Holdings Inc(a)	894,495
403,191	Dun & Bradstreet Holdings Inc	4,664,920
474,949	Elanco Animal Health Inc(a)	4,777,987
2,983	Elevance Health Inc	1,325,317
68,761	Envista Holdings Corp(a)	2,326,872
5,659	Equifax Inc	1,331,563
4,004	Gartner Inc(a)	1,402,641
3,428	Globus Medical Inc Class A(a)	204,103
11,206	Grocery Outlet Holding Corp(a)	343,016
25,722	Incyte Corp(a)	1,601,194
21,817	Integra LifeSciences Holdings Corp(a)	897,333
16,703	Jazz Pharmaceuticals PLC(a)	2,070,671
61,713	Kroger Co	2,900,511
11,217	Moderna Inc(a)	1,362,866
59,291	Molson Coors Beverage Co Class B	3,903,719
56,754	Mondelez International Inc Class A	4,139,637
127,446	Olaplex Holdings Inc(a)	474,099
141,265	Organon & Co	2,939,725
5,841	Perrigo Co PLC	198,302
104,171	QIAGEN NV(a)	4,690,820
7,646	QuidelOrtho Corp(a)	633,548
11,292	Reynolds Consumer Products Inc	318,999
140,722	Royalty Pharma PLC Class A	4,325,794
4,325	S&P Global Inc	1,733,849
1,738	Sarepta Therapeutics Inc(a)	199,036
33,736	Tenet Healthcare Corp(a)	2,745,436
21,030	Toast Inc Class A(a)(b)	474,647
5,841	U-Haul Holding Co	295,963
12,930	United Therapeutics Corp(a)	2,854,297
34,524	Universal Health Services Inc Class B	5,446,851
223	Vertex Pharmaceuticals Inc(a)	78,476
2,279	WEX Inc(a)	414,938
		87,579,445

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Energy — 3.13%
69,245	Antero Resources Corp(a)	$ 1,594,712
57,982	Baker Hughes Co	1,832,811
29,127	Cheniere Energy Inc	4,437,790
8,151	First Solar Inc(a)	1,549,424
46,755	Kinder Morgan Inc	805,121
26,331	Marathon Petroleum Corp	3,070,195
30,734	Valero Energy Corp	3,605,098
		16,895,151
Financial — 28.97%
121,904	Ally Financial Inc	3,292,627
19,965	American Financial Group Inc	2,370,844
22,590	American Homes 4 Rent REIT Class A	800,815
13,838	Americold Realty Trust Inc REIT	446,967
60,452	Arch Capital Group Ltd(a)	4,524,832
10,981	Assured Guaranty Ltd	612,740
19,518	AvalonBay Communities Inc REIT	3,694,172
59,478	Axis Capital Holdings Ltd	3,201,701
137,113	Bank of America Corp	3,933,772
150,548	Bank of New York Mellon Corp	6,702,397
13,194	Berkshire Hathaway Inc Class B(a)	4,499,154
20,509	Blue Owl Capital Inc	238,930
21,788	BOK Financial Corp	1,760,035
185,052	Brixmor Property Group Inc REIT	4,071,144
44,491	Camden Property Trust REIT	4,843,735
1,661	Chubb Ltd	319,842
33,505	Citigroup Inc	1,542,570
23,045	CME Group Inc	4,270,008
98,624	CNA Financial Corp	3,808,859
22,896	Coinbase Global Inc Class A(a)(b)	1,638,209
1,721	Comerica Inc	72,902
8,722	Commerce Bancshares Inc	424,761
60,934	Corebridge Financial Inc	1,076,094
40,738	East West Bancorp Inc	2,150,559
2,498	EastGroup Properties Inc REIT	433,653
338	First Citizens BancShares Inc Class A	433,806
87,892	First Industrial Realty Trust Inc REIT	4,626,635
33,353	Globe Life Inc	3,656,156
83,637	Healthpeak Properties Inc REIT	1,681,104
310,952	Host Hotels & Resorts Inc REIT	5,233,322
17,492	Interactive Brokers Group Inc Class A	1,453,060
49,261	Jefferies Financial Group Inc	1,633,987
13,630	Jones Lang LaSalle Inc(a)	2,123,554
31,456	Lamar Advertising Co REIT Class A	3,122,008
63,239	MetLife Inc	3,574,901
301,496	MGIC Investment Corp	4,760,622
Shares		Fair Value
Financial — (continued)
36,556	Mid-America Apartment Communities Inc REIT	$ 5,551,394
110,053	National Storage Affiliates Trust REIT	3,833,146
337,109	Park Hotels & Resorts Inc REIT	4,321,737
14,582	Prologis Inc REIT	1,788,191
79,509	Prudential Financial Inc	7,014,284
14,988	Reinsurance Group of America Inc	2,078,686
10,456	RenaissanceRe Holdings Ltd	1,950,253
44,581	Rexford Industrial Realty Inc REIT	2,328,020
80,902	Rithm Capital Corp REIT	756,434
18,537	SBA Communications Corp REIT	4,296,135
67,870	Stifel Financial Corp	4,049,803
153,791	Synchrony Financial	5,216,591
125,463	Ventas Inc REIT	5,930,636
76,907	W R Berkley Corp	4,580,581
58,635	Webster Financial Corp	2,213,471
86,568	Welltower Inc REIT	7,002,485
25,119	Western Union Co	294,646
11,646	Zions Bancorp NA	312,812
		156,549,782
Industrial — 19.45%
27,799	Acuity Brands Inc	4,533,461
45,437	AMETEK Inc	7,355,342
4,287	Amphenol Corp Class A	364,181
15,365	Boeing Co(a)	3,244,473
74,363	Carrier Global Corp	3,696,585
13,124	CH Robinson Worldwide Inc	1,238,249
22,754	Cognex Corp	1,274,679
14,402	Eagle Materials Inc	2,684,821
35,885	Garmin Ltd	3,742,447
2,102	General Dynamics Corp	452,245
17,530	Graphic Packaging Holding Co	421,246
16,613	Hexcel Corp	1,262,920
125,644	Howmet Aerospace Inc	6,226,917
1,450	Hubbell Inc	480,762
67,530	Johnson Controls International PLC	4,601,494
8,838	Lennox International Inc	2,881,807
9,300	Martin Marietta Materials Inc	4,293,717
29,718	Masco Corp	1,705,219
24,694	Mercury Systems Inc(a)	854,165
105,859	nVent Electric PLC	5,469,735
78,222	Otis Worldwide Corp	6,962,540
38,635	Pentair PLC	2,495,821
3,332	RBC Bearings Inc(a)	724,610
44,574	Republic Services Inc	6,827,400
49,784	Ryder System Inc	4,221,185
12,169	Saia Inc(a)	4,166,787
18,653	Snap-on Inc	5,375,608
22,684	Stericycle Inc(a)	1,053,445
45,291	TD SYNNEX Corp	4,257,354
12,349	Teledyne Technologies Inc(a)	5,076,797

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
78,929	Textron Inc	$ 5,337,968
7,034	Vulcan Materials Co	1,585,745
1,698	Woodward Inc	201,909
		105,071,634
Technology — 3.95%
3,275	Autodesk Inc(a)	670,098
49,137	Concentrix Corp	3,967,813
19,414	Doximity Inc Class A(a)	660,464
40,438	Fortinet Inc(a)	3,056,708
363,570	Hewlett Packard Enterprise Co	6,107,976
4,681	Microchip Technology Inc	419,371
31,770	NCR Corp(a)	800,604
7,812	NXP Semiconductors NV	1,598,960
7,572	ROBLOX Corp Class A(a)	305,152
10,068	Smartsheet Inc Class A(a)	385,202
3,979	Snowflake Inc Class A(a)	700,224
3,591	Splunk Inc(a)	380,969
60,403	Western Digital Corp(a)	2,291,086
		21,344,627
Utilities — 5.57%
168,957	AES Corp	3,502,479
58,896	Brookfield Renewable Corp Class A	1,856,402
37,232	CMS Energy Corp	2,187,380
33,564	Constellation Energy Corp	3,072,784
69,859	Edison International	4,851,708
54,951	Evergy Inc	3,210,237
15,266	Hawaiian Electric Industries Inc	552,629
29,870	National Fuel Gas Co	1,534,123
16,300	PG&E Corp(a)	281,664
106,426	Public Service Enterprise Group Inc	6,663,332
38,584	Xcel Energy Inc	2,398,767
		30,111,505
TOTAL COMMON STOCK — 99.53% (Cost $518,013,483)		$537,746,661
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.30%
$406,575	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $406,575 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(c)	$ 406,575
406,574	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $406,574 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(c)	406,574
406,574	Undivided interest of 0.47% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $406,574 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(c)	406,574

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$406,202	Undivided interest of 0.50% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $406,202 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(c)	$ 406,202
TOTAL SHORT TERM INVESTMENTS — 0.30% (Cost $1,625,925)		$ 1,625,925
TOTAL INVESTMENTS — 99.83% (Cost $519,639,408)		$539,372,586
OTHER ASSETS & LIABILITIES, NET — 0.17%		$ 940,087
TOTAL NET ASSETS — 100.00%		$540,312,673
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $1,558,500 of securities on loan)(a)	$537,746,661
Repurchase agreements, fair value(b)	1,625,925
Cash	2,872,831
Dividends receivable	583,748
Subscriptions receivable	287,025
Total Assets	543,116,190
LIABILITIES:
Payable for director fees	7,312
Payable for other accrued fees	72,916
Payable for shareholder services fees	11,512
Payable to investment adviser	333,426
Payable upon return of securities loaned	1,625,925
Redemptions payable	752,426
Total Liabilities	2,803,517
NET ASSETS	$540,312,673
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,703,460
Paid-in capital in excess of par	517,507,488
Undistributed/accumulated earnings	16,101,725
NET ASSETS	$540,312,673
NET ASSETS BY CLASS
Investor Class	$40,750,343
Institutional Class	$499,562,330
CAPITAL STOCK:
Authorized
Investor Class	120,000,000
Institutional Class	350,000,000
Issued and Outstanding
Investor Class	3,350,771
Institutional Class	63,683,833
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.16
Institutional Class	$7.84
(a) Cost of investments	$518,013,483
(b) Cost of repurchase agreements	$1,625,925
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Mid Cap Value Fund
INVESTMENT INCOME:
Interest	$6,270
Income from securities lending	81,526
Dividends	5,992,545
Foreign withholding tax	(9,369)
Total Income	6,070,972
EXPENSES:
Management fees	2,070,768
Shareholder services fees – Investor Class	78,345
Audit and tax fees	16,772
Custodian fees	21,052
Directors fees	16,546
Legal fees	3,881
Pricing fees	268
Registration fees	46,838
Shareholder report fees	10,799
Transfer agent fees	6,258
Other fees	7,180
Total Expenses	2,278,707
Less amount waived by investment adviser	76,254
Net Expenses	2,202,453
NET INVESTMENT INCOME	3,868,519
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,944,291
Net realized gain on futures contracts	67,701
Net Realized Gain	6,011,992
Net change in unrealized appreciation on investments	32,373,608
Net change in unrealized depreciation on futures contracts	(797)
Net Change in Unrealized Appreciation	32,372,811
Net Realized and Unrealized Gain	38,384,803
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,253,322
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Mid Cap Value Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$3,868,519	$7,799,152
Net realized gain (loss)	6,011,992	(243,661)
Net change in unrealized appreciation (depreciation)	32,372,811	(81,871,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,253,322	(74,315,791)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(35,632)	(3,329,863)
Institutional Class	(3,493,357)	(23,419,151)
From Net Investment Income and Net Realized Gains	(3,528,989)	(26,749,014)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,914,637	141,260,399
Institutional Class	45,178,378	75,361,251
Shares issued in reinvestment of distributions
Investor Class	35,632	3,329,863
Institutional Class	3,493,357	23,419,151
Shares redeemed
Investor Class	(56,464,220)	(157,795,333)
Institutional Class	(64,133,016)	(162,585,453)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(59,975,232)	(77,010,122)
Total Decrease in Net Assets	(21,250,899)	(178,074,927)
NET ASSETS:
Beginning of Period	561,563,572	739,638,499
End of Period	$540,312,673	$561,563,572
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,005,800	12,209,066
Institutional Class	6,094,580	9,746,899
Shares issued in reinvestment of distributions
Investor Class	3,033	294,840
Institutional Class	460,865	3,196,365
Shares redeemed
Investor Class	(4,838,404)	(13,449,688)
Institutional Class	(8,321,016)	(20,150,145)
Net Decrease	(5,595,142)	(8,152,663)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$11.31	0.06	0.80	0.86	—	(0.01)	—	(0.01)	$12.16	7.52% (d)
12/31/2022	$13.16	0.11	(1.67)	(1.56)	—	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	—	(2.54)	(0.50)	(3.04)	$13.16	30.17%
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00) (e)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
12/31/2019	$10.46	0.12	2.02	2.14	—	(0.02)	(0.00) (e)	(0.02)	$12.58	20.49%
12/31/2018	$12.91	0.13	(1.69)	(1.56)	(0.00) (e)	(0.57)	(0.32)	(0.89)	$10.46	(12.30%)
Institutional Class
06/30/2023 (Unaudited)	$ 7.34	0.06	0.49	0.55	—	(0.05)	—	(0.05)	$ 7.84	7.58% (d)
12/31/2022	$ 8.71	0.10	(1.11)	(1.01)	—	(0.14)	(0.22)	(0.36)	$ 7.34	(11.53%)
12/31/2021	$ 9.15	0.13	2.68	2.81	—	(2.75)	(0.50)	(3.25)	$ 8.71	30.73%
12/31/2020	$ 9.27	0.12	(0.13)	(0.01)	(0.00) (e)	(0.10)	(0.01)	(0.11)	$ 9.15	0.02%
12/31/2019	$ 7.78	0.13	1.48	1.61	—	(0.12)	(0.00) (e)	(0.12)	$ 9.27	20.80%
12/31/2018	$ 9.91	0.13	(1.29)	(1.16)	(0.00) (e)	(0.65)	(0.32)	(0.97)	$ 7.78	(12.00%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$ 40,750	1.37% (g)	1.15% (g)	1.07% (g)	103% (d)
12/31/2022	$ 81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
12/31/2019	$ 50,712	1.21%	1.15%	1.06%	204%
12/31/2018	$ 54,323	1.20%	1.15%	1.00%	204%
Institutional Class
06/30/2023 (Unaudited)	$499,562	0.81% (g)	0.80% (g)	1.49% (g)	103% (d)
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%
12/31/2018	$491,892	0.81%	0.80%	1.32%	204%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Mid Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2023

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$521,650,220
Gross unrealized appreciation on investments	43,959,370
Gross unrealized depreciation on investments	(26,237,004)
Net unrealized appreciation on investments	$17,722,366
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2023

Futures Contracts
The Fund uses futures contracts in order to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 0 futures contracts for the reporting period. At June 30, 2023, there were no futures contracts held.
Derivative Financial Instruments Categorized by Risk Exposure
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$67,701	Net change in unrealized depreciation on futures contracts	$(797)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.78% of the Fund’s average daily net assets up to $1 billion dollars, 0.73% of the Fund’s average daily net assets over $1 billion dollars and 0.68% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.80% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$80,175	$80,764	$83,564	$76,254	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - June 30, 2023

Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $555,207,493 and $618,300,038, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $1,558,500 and received collateral as reported on the Statement of Assets and Liabilities of $1,625,925 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Mid Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of each class of the Fund for the three- and five-year periods ended December 31, 2022 were in the fourth and fifth quintiles, respectively, of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns of each class of the Fund were in the third quintile of its respective performance universe for the one-year period ended December 31, 2022, exceeding the performance universe median for the period. In addition, the annualized returns of the Fund’s Investor Class for the ten-year period ended December 31, 2022, exceeded the performance universe median, ranking in the third quintile. The Board also noted that each class outperformed its benchmark index for the one-year period ended December 31, 2022, and underperformed its benchmark index for each other period observed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also took into account the Sub-Adviser’s data-driven security analysis process and portfolio construction methodology, its research capabilities and the organization and experience of its Quantitative Investment Strategies team, in addition to its risk management and oversight controls. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of various sector and individual stock exposures on performance over various periods. In addition, the Board took into account ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class of the Fund was above its peer group median contractual management fee. In addition, the Board observed that the total annual operating expense ratio for each class was above the median expense ratio of its respective peer group, ranking in the fifth quintile of its peer group as to the Investor Class and in the third quintile of its peer group for the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In considering the foregoing, the Board noted the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to GSAM, the Board noted that the Sub-Adviser provided its standard institutional account fee schedule for the mid cap value strategy, as disclosed in the firm’s Form ADV, which was higher than the fee charged to ECM. The Board also noted the Sub-Adviser’s statement that negotiated fee schedules are a function of the size of the mandate, the applicable benchmark, investment guidelines and service level needs. In addition, the Board considered the Sub-Adviser’s statement that it believes the fees paid by ECM are appropriate based on the foregoing factors and in light of the quality of services provided. The Board also recognized that ECM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee. The Board also reviewed the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was above that of the Fund’s peer group. Important to the Board’s assessment of all of the foregoing was that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. Also relevant to the Board’s evaluation was the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023